LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Assets and Liabilities, Leases
Balance Sheet Classification of Operating Lease Assets and Liabilities

		December 31,
	Balance Sheet Line Item	2022	2021
		(in millions)
Assets:
Operating lease assets	Other assets	$520	$637
Liabilities:
Operating lease liabilities	Other liabilities	$618	$768

Schedule of Lease, Cost
The table below summarizes the components of lease costs for the years ended December 31, 2022, 2021 and 2020.
Lease Costs

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Operating lease cost	$179	$173	$169
Variable operating lease cost	52	49	49
Sublease income	(53)	(55)	(56)
Short-term lease expense	—	—	—
Net lease cost	$178	$167	$162

Weighted Averages - Remaining Operating Lease Term and Discount Rate

	December 31,
	2022	2021
Weighted-average remaining operating lease term	7 years	7 years
Weighted-average discount rate for operating leases	2.77%	2.80%

Supplemental cash flow information related to leases was as follows:
Lease Liabilities Information

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$202	$209	$210
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$46	$109	$156

Schedule of Lessee, Operating Lease, Liability, Maturity	Maturities of lease liabilities as of December 31, 2022 are as follows:
Maturities of Lease Liabilities

December 31, 2022
(in millions)
Operating Leases:
2023	$186
2024	144
2025	69
2026	61
2027	52
Thereafter	170
Total lease payments	682
Less: Interest	(64)
Present value of lease liabilities	$618